FHLB Advances and Other Borrowings	12 Months Ended
Sep. 30, 2016
Banking and Thrift [Abstract]
FHLB Advances and Other Borrowings
FHLB ADVANCES AND OTHER BORROWINGS

The table below shows the maturity dates of outstanding FHLB advances.

	September 30, 2016	September 30, 2015
	(In thousands)
FHLB advances
Within 1 year	$200,000	$250,000
1 to 3 years	880,000	750,000
4 to 5 years	700,000	430,000
More than 5 years	300,000	400,000
	$2,080,000	$1,830,000

There were no advances included in the above table which are callable by the FHLB.

Financial data pertaining to the weighted-average cost and the amount of FHLB advances were as follows.

	2016	2015	2014
	(In thousands)
Weighted average interest rate at end of year	3.15%	3.35%	3.52%
Weighted daily average interest rate during the year	3.22%	3.57%	3.56%
Daily average of FHLB advances during the year	$1,992,434	$1,848,904	$1,955,205
Maximum amount of FHLB advances at any month end	$2,080,000	$1,930,000	$2,205,000
Interest expense during the year (excludes interest rate swap expense)	$64,058	$64,331	$68,307

On June 1, 2015, the FHLB of Seattle merged into the FHLB of Des Moines to create a larger, financially stronger, member-owned cooperative. The Bank has a credit line with the Federal Home Loan Bank of Des Moines ("FHLB") equal to 49.0% of total assets. The FHLB of Des Moines has assumed the Bank's advances with the FHLB of Seattle as of the merger date.

The Bank has entered into borrowing agreements with the FHLB to borrow funds under a short-term floating rate cash management advance program and a fixed-rate term loan agreements. All borrowings are secured by stock of the FHLB, deposits with the FHLB, and a blanket pledge of qualifying loans receivable as provided in the agreements with the FHLB.

As of September 30, 2016, 2015 and 2014, respectively, there were no reverse repurchase agreements or other borrowings. The Bank has historically entered into sales of reverse repurchase agreements which are an additional source of liquidity. Fixed-coupon reverse repurchase agreements have been treated as financings, and the obligations to repurchase securities sold have been reflected as a liability in the consolidated statements of financial condition in prior years.